SUMMARY OF INVENTORIES (Details) - USD ($)	Aug. 31, 2023	Aug. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 329,420	$ 385,102
Raw materials and supplies	138,869	162,820
Work in progress	162,189	71,074
Total inventory on hand	$ 630,478	$ 618,996